Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Composition of Assets Grouped by Major Classifications
a.
Composition of assets grouped by major classifications are as follows:

	March 31,
	2022	2021
Cost:
Land	$7,628	$7,628
Buildings	192,922	190,617
Leasehold improvements	5,211	3,552
Machinery and equipment	225,626	219,210
Computer software and equipment	64,164	46,087
Motor vehicles	80	80
Furniture, fixtures and office equipment	15,051	15,542
	510,682	482,716
Accumulated depreciation and impairment charges:
Buildings	$92,378	$85,139
Leasehold improvements	3,171	2,084
Machinery and equipment	163,266	153,628
Computer software and equipment	40,474	25,445
Motor vehicles	80	80
Furniture, fixtures and office equipment	11,621	10,832
	310,990	277,208
Depreciated cost	$199,692	$205,508